INVESTMENTS, Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment Losses [Abstract]
Non-marketable equity securities	$ 62,866	$ 244,630	$ 86,076
Equity method investments	22,000	23,149	10,608
Net Investment Loss [Member]
Marketable Equity Securities [Abstract]
Marketable securities, net unrealized fair value (loss) gain	7,509	(1,471)	$ (2,069)
Non-marketable Equity Securities [Abstract]
Non marketable equity securities cumulative impairment	$ 506,772	$ 443,906